TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE (Details 5) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended					12 Months Ended	3 Months Ended		12 Months Ended											1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Jan. 14, 2011	Dec. 31, 2009 Institutional Asset Management	Jun. 30, 2009 Transatlantic	Dec. 31, 2009 Transatlantic	Dec. 31, 2011 Redeemable Noncontrolling interests	Dec. 31, 2010 Redeemable Noncontrolling interests	Dec. 31, 2011 Redeemable Noncontrolling interests Department of the Treasury.	Dec. 31, 2011 Redeemable Noncontrolling interests Other Minority Interests Holder	Dec. 31, 2010 Redeemable Noncontrolling interests Other Minority Interests Holder	Dec. 31, 2011 Non-redeemable Noncontrolling interests	Dec. 31, 2010 Non-redeemable Noncontrolling interests	Dec. 31, 2011 Non-redeemable Noncontrolling interests Federal Reserve Bank of New York (FRBNY)	Dec. 31, 2010 Non-redeemable Noncontrolling interests Federal Reserve Bank of New York (FRBNY)	Dec. 31, 2011 Non-redeemable Noncontrolling interests Other Minority Interests Holder	Dec. 31, 2010 Non-redeemable Noncontrolling interests Other Minority Interests Holder	Jan. 31, 2011 Special purpose vehicles (SPVs)	Dec. 31, 2009 Special purpose vehicles (SPVs)	Mar. 31, 2011 Special purpose vehicles (SPVs)	Dec. 31, 2011 Special purpose vehicles (SPVs) business SpecialPurposeVehicle
Noncontrolling interests
Number of wholly owned businesses transferred to newly created SPVs																							2
Number of newly created special purpose vehicles (SPVs)																							2
Nonvoting, callable, junior and senior preferred interests purchased from the Federal Reserve Bank of New York by AIG and transferred to the Department of the Treasury					$ 20,292,000
Nonvoting, callable, junior and senior preferred interests held by Federal Reserve Bank of New York			26,358,000,000
Voting interest held in SPVs (as a percent)																							100.00%
Decline in noncontrolling interests balance			2,200,000,000	4,400,000,000
Number of shares of Transatlantic common stock sold through public offering							29.9
Percentage of Transatlantic shares owned by AIG after stock transaction								13.90%
Decrease in noncontrolling interest due to deconsolidation	(123,000,000)		(2,740,000,000)	(3,502,000,000)		(1,900,000,000)			(307,000,000)	265,000,000		(307,000,000)	265,000,000	(123,000,000)	(2,740,000,000)			(123,000,000)	(2,740,000,000)
Decrease in goodwill due to deconsolidation						476,000,000
Repayment of a portion of the liquidation preference and accrued return of the ALICO SPV																				6,100,000,000
Reduction in SPV balance due to sale of AIG Star Life Insurance Co., Ltd. (AIG Star), AIG Edison Life Insurance Company (AIG Edison), Nan Shan, and MetLife	128,000,000		175,000,000	368,000,000																		12,400,000,000
A rollforward of non-controlling interests
Balance, beginning of year	27,920,000,000								434,000,000	959,000,000		434,000,000	959,000,000	27,920,000,000	28,252,000,000	26,358,000,000	24,540,000,000	1,562,000,000	3,712,000,000
Repurchase of SPV preferred interests in connection with Recapitalization														26,432,000,000		(26,432,000,000)
Exchange of consideration for preferred stock in connection with Recapitalization	(20,677,000,000)	[1]							20,292,000,000		20,292,000,000
Repayment to Department of the Treasury									(12,425,000,000)		(12,425,000,000)
Net contributions (distributions)									(21,000,000)	460,000,000		(21,000,000)	469,000,000	(8,000,000)	78,000,000			(8,000,000)	78,000,000
Consolidation (deconsolidation)	(123,000,000)		(2,740,000,000)	(3,502,000,000)		(1,900,000,000)			(307,000,000)	265,000,000		(307,000,000)	265,000,000	(123,000,000)	(2,740,000,000)			(123,000,000)	(2,740,000,000)
Acquisition of noncontrolling interest	560,000,000													(489,000,000)				(489,000,000)			25,000,000,000
Comprehensive income:
Net income (loss)	708,000,000		2,227,000,000	(1,364,000,000)					552,000,000	73,000,000	560,000,000	(8,000,000)	73,000,000	156,000,000	2,154,000,000	74,000,000	1,818,000,000	82,000,000	336,000,000
Accumulated other comprehensive loss, net of tax:
Unrealized losses on investments									(2,000,000)	7,000,000		(2,000,000)	7,000,000	(155,000,000)	93,000,000			(155,000,000)	93,000,000
Foreign currency translation adjustments										(2,000,000)			(2,000,000)	36,000,000	83,000,000			36,000,000	83,000,000
Accumulated other comprehensive income (loss), end of year	5,153,000,000		7,543,000,000						(2,000,000)	5,000,000		(2,000,000)	5,000,000	(119,000,000)	176,000,000			(119,000,000)	176,000,000
Total comprehensive income (loss) attributable to noncontrolling interests	587,000,000		2,408,000,000	(976,000,000)					550,000,000	78,000,000	560,000,000	(10,000,000)	78,000,000	37,000,000	2,330,000,000	74,000,000	1,818,000,000	(37,000,000)	512,000,000
Deconsolidation of AIA										(1,337,000,000)			(1,337,000,000)
Other														(50,000,000)				(50,000,000)
Balance, end of period	$ 855,000,000		$ 27,920,000,000						$ 8,523,000,000	$ 434,000,000	$ 8,427,000,000	$ 96,000,000	$ 434,000,000	$ 855,000,000	$ 27,920,000,000		$ 26,358,000,000	$ 855,000,000	$ 1,562,000,000

[1]	See Notes 1 and 17 to Consolidated Financial Statements.